BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Compensation of Officers of Company) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Officers	Dec. 31, 2016 USD ($) Officers	Dec. 31, 2015 USD ($) Officers
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 2,324	$ 2,108	$ 2,639
Share-based compensation	731	1,445	1,702
Compensation of officers	$ 3,055	$ 3,553	$ 4,341
Number of officers | Officers	6	7	7